Other Non-Current Assets	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
Other Non-Current Assets
11.	OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	December 31, 2014	December 31, 2013
Available-for-sale equity securities	11	11
Trading equity securities	8	8
Long-term State receivables	513	513
Long-term receivables from third parties	5	7
Long-term loans to affiliates	—	17
Prepaid for pension	9	10
Debt issuance costs, net	4	—
Deposits and other non-current assets	30	34

Total	580	600

Long-term State receivables include receivables related to funding and receivables related to tax refund. Funding are mainly public grants to be received from governmental agencies in Italy and France as part of long-term research and development, industrialization and capital investment projects. Long-term receivables related to tax refund correspond to tax benefits claimed by the Company in certain of its local tax jurisdictions, for which collection is expected beyond one year.